Segment Results (Schedule Of Reconciliations Of Consolidated Adjusted Income (Loss) Before Income Tax) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total segment adjusted income from continuing operations before income tax:									$ 1,074,219,000	$ 977,570,000	$ 1,078,257,000
Corporate unallocated costs									(355,417,000)	(315,743,000)	(328,633,000)
Upfront and milestone payments to partners									(51,774,000)	(29,703,000)	(60,778,000)
Asset impairment charges	(22,500,000)				(27,300,000)	(800,000)	(2,800,000)	(1,100,000)	(22,542,000)	(32,011,000)	(72,551,000)
Acquisition-related and integration items	(9,800,000)	(2,700,000)	(19,600,000)	(45,300,000)	(4,100,000)	(1,500,000)	(1,600,000)	(500,000)	(77,384,000)	(7,614,000)	(18,432,000)
Separation benefits and other cost reduction initiatives									(25,760,000)	(91,530,000)	(23,489,000)
Excise tax									(54,300,000)	0	0
Amortization of intangible assets	(70,900,000)	(55,400,000)	(52,800,000)	(39,700,000)	(26,500,000)	(29,500,000)	(35,600,000)	(32,000,000)	(218,712,000)	(123,547,000)	(146,898,000)
Inventory step-up									(65,582,000)	0	0
Non-cash interest expense related to the 1.75% Convertible Senior Subordinated Notes									(12,192,000)	(22,742,000)	(20,762,000)
Loss on extinguishment of debt									(31,817,000)	(11,312,000)	(7,215,000)
Watson litigation settlement income, net									0	50,400,000	0
Accrual for payment to Impax Laboratories Inc. related to sales of Opana® ER									0	0	(102,000,000)
Patent litigation settlement items, net									0	0	(85,123,000)
Certain litigation-related charges, net									(42,084,000)	(9,450,000)	(224,425,000)
Charge related to the non-recoverability of certain non-trade receivables									(10,000,000)	0	0
Net gain on sale of certain early-stage drug discovery and development assets									5,200,000	0	0
Foreign currency impact related to the remeasurement of intercompany debt instruments									13,153,000	0	0
Charge for an additional year of the branded prescription drug fee in accordance with IRS regulations issued in the third quarter of 2014									(24,972,000)	0	0
Other, net									(161,000)	1,048,000	0
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX									99,875,000	385,366,000	(12,049,000)
Severance costs	8,700,000	7,500,000	11,400,000	(1,900,000)	15,300,000	20,800,000	41,600,000	13,700,000	14,400,000	35,200,000	20,000,000
Business Exit Costs										5,800,000
Chadds Ford, Pennsylvania Properties
Segment Reporting Information [Line Items]
Operating leases, future minimum payments due								$ 7,200,000